First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.4%
	Aerospace & Defense — 0.5%
2,285	Raytheon Technologies Corp.	$210,540
	Automobiles — 0.6%
1,209	Tesla, Inc. (a)	246,551
	Beverages — 1.8%
2,805	Brown-Forman Corp., Class B	173,265
1,010	Constellation Brands, Inc., Class A	245,400
4,920	Monster Beverage Corp. (a)	288,410
		707,075
	Biotechnology — 0.2%
1,766	Ultragenyx Pharmaceutical, Inc. (a)	87,170
	Broadline Retail — 6.8%
21,698	Amazon.com, Inc. (a)	2,616,345
	Building Products — 0.7%
1,603	Fortune Brands Innovations, Inc.	96,902
2,679	Johnson Controls International PLC	159,936
		256,838
	Chemicals — 0.6%
983	Sherwin-Williams (The) Co.	223,908
	Commercial Services & Supplies — 0.4%
1,206	Republic Services, Inc.	170,806
	Communications Equipment — 0.5%
747	Motorola Solutions, Inc.	210,594
	Construction & Engineering — 0.4%
3,619	WillScot Mobile Mini Holdings Corp. (a)	155,907
	Consumer Finance — 0.4%
852	American Express Co.	135,093
	Electronic Equipment, Instruments & Components — 1.7%
2,733	Amphenol Corp., Class A	206,205
1,282	CDW Corp.	220,106
3,747	Corning, Inc.	115,445
1,348	Jabil, Inc.	120,673
		662,429
	Energy Equipment & Services — 0.2%
1,548	Schlumberger N.V.	66,301
	Entertainment — 4.8%
2,328	Netflix, Inc. (a)	920,096
6,684	Sea Ltd., ADR (a)	383,728
Shares	Description	Value

	Entertainment (Continued)
1,657	Walt Disney (The) Co. (a)	$145,750
15,427	Warner Music Group Corp., Class A	377,190
		1,826,764
	Financial Services — 7.4%
13,358	Block, Inc. (a)	806,690
742	FleetCor Technologies, Inc. (a)	168,100
1,474	Mastercard, Inc., Class A	538,039
5,906	Visa, Inc., Class A	1,305,403
		2,818,232
	Ground Transportation — 1.6%
16,181	Uber Technologies, Inc. (a)	613,745
	Health Care Equipment & Supplies — 6.0%
1,382	Abbott Laboratories	140,964
1,343	Align Technology, Inc. (a)	379,612
11,077	Dexcom, Inc. (a)	1,298,889
3,574	Edwards Lifesciences Corp. (a)	301,038
2,331	Hologic, Inc. (a)	183,893
		2,304,396
	Health Care Providers & Services — 1.6%
475	Laboratory Corp. of America Holdings	100,952
1,085	UnitedHealth Group, Inc.	528,655
		629,607
	Health Care Technology — 0.3%
615	Veeva Systems, Inc., Class A (a)	101,906
	Hotels, Restaurants & Leisure — 2.9%
3,651	Airbnb, Inc., Class A (a)	400,770
133	Chipotle Mexican Grill, Inc. (a)	276,173
6,643	DoorDash, Inc., Class A (a)	433,722
		1,110,665
	Insurance — 0.9%
2,104	Arch Capital Group Ltd. (a)	146,649
1,083	Chubb Ltd.	201,221
		347,870
	Interactive Media & Services — 5.2%
8,166	Alphabet, Inc., Class A (a)	1,003,357
2,390	Alphabet, Inc., Class C (a)	294,854
9,188	Match Group, Inc. (a)	316,986
935	Meta Platforms, Inc., Class A (a)	247,513
5,254	ZoomInfo Technologies, Inc. (a)	129,931
		1,992,641
	IT Services — 6.1%
9,302	Cloudflare, Inc., Class A (a)	643,326
1,582	GoDaddy, Inc., Class A (a)	116,087

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
16,949	Shopify, Inc., Class A (a)	$969,313
3,743	Snowflake, Inc., Class A (a)	618,943
		2,347,669
	Life Sciences Tools & Services — 1.8%
5,674	10X Genomics, Inc., Class A (a)	297,658
655	Danaher Corp.	150,401
461	Thermo Fisher Scientific, Inc.	234,400
		682,459
	Machinery — 0.8%
880	Deere & Co.	304,462
	Media — 0.6%
688	Charter Communications, Inc., Class A (a)	224,391
	Office REITs — 0.2%
763	Alexandria Real Estate Equities, Inc.	86,570
	Oil, Gas & Consumable Fuels — 0.4%
787	Pioneer Natural Resources Co.	156,959
	Personal Care Products — 0.6%
1,179	Estee Lauder (The) Cos., Inc., Class A	216,971
	Pharmaceuticals — 1.2%
1,102	Eli Lilly & Co.	473,265
	Professional Services — 2.6%
11,176	CoStar Group, Inc. (a)	887,375
326	Paycom Software, Inc.	91,322
		978,697
	Residential REITs — 0.4%
2,550	Equity LifeStyle Properties, Inc.	161,084
	Semiconductors & Semiconductor Equipment — 11.3%
2,482	Advanced Micro Devices, Inc. (a)	293,397
5,642	Entegris, Inc.	593,821
464	KLA Corp.	205,547
1,161	Lam Research Corp.	715,989
3,134	Marvell Technology, Inc.	183,308
5,057	NVIDIA Corp.	1,913,265
295	SolarEdge Technologies, Inc. (a)	84,025
1,876	Texas Instruments, Inc.	326,199
		4,315,551
	Software — 17.9%
4,128	Atlassian Corp., Class A (a)	746,301
642	Cadence Design Systems, Inc. (a)	148,244
Shares	Description	Value

	Software (Continued)
5,581	Datadog, Inc., Class A (a)	$529,693
1,298	Intuit, Inc.	544,018
7,899	Microsoft Corp.	2,593,953
1,003	Palo Alto Networks, Inc. (a)	214,030
614	Salesforce, Inc. (a)	137,155
3,325	ServiceNow, Inc. (a)	1,811,394
686	Workday, Inc., Class A (a)	145,425
		6,870,213
	Specialty Retail — 2.3%
4,048	Floor & Decor Holdings, Inc., Class A (a)	369,623
223	O’Reilly Automotive, Inc. (a)	201,438
3,820	TJX (The) Cos., Inc.	293,338
		864,399
	Technology Hardware, Storage & Peripherals — 4.4%
9,536	Apple, Inc.	1,690,256
	Textiles, Apparel & Luxury Goods — 1.3%
581	Lululemon Athletica, Inc. (a)	192,851
2,760	NIKE, Inc., Class B	290,518
		483,369
	Total Common Stocks	37,351,698
	(Cost $47,434,147)
MONEY MARKET FUNDS — 2.6%
983,694	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (b)	983,694
	(Cost $983,694)

	Total Investments — 100.0%	38,335,392
	(Cost $48,417,841)
	Net Other Assets and Liabilities — (0.0)%	(1,664)
	Net Assets — 100.0%	$38,333,728

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2023.

ADR	– American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows:

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$37,351,698	$37,351,698	$—	$—
Money Market Funds	983,694	983,694	—	—
Total Investments	$38,335,392	$38,335,392	$—	$—

*	See Portfolio of Investments for industry breakout.